UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ®
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

1.804870.110

HIM-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 600,000	$ 563,994
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,150,590
		1,714,584
Arizona - 2.4%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,154,010
5.25% 10/1/20 (FSA Insured)	1,600,000	1,862,016
5.25% 10/1/21 (FSA Insured)	850,000	985,567
5.25% 10/1/26 (FSA Insured)	500,000	572,615
5.25% 10/1/28 (FSA Insured)	1,600,000	1,773,136
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,448,672
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,388,220
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,603,145
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,447,316
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	744,975
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,065,590
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	2,023,493
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,077,120
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	569,150
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,175,580
5.25% 12/1/22	1,500,000	1,727,775
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	216,968
		22,835,348
California - 17.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,600,000	1,928,480
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Edl. Facilities Auth. Rev. Series U6, 5% 5/1/45	$ 3,400,000	$ 4,273,086
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	20,000	20,087
5% 11/1/24	2,400,000	2,719,656
5% 6/1/27 (AMBAC Insured)	600,000	609,978
5% 9/1/27	1,410,000	1,535,335
5% 3/1/31	1,800,000	1,914,480
5% 9/1/31	1,500,000	1,625,175
5% 9/1/32	1,600,000	1,731,440
5% 9/1/33	1,800,000	1,943,982
5% 9/1/35	580,000	625,391
5.25% 12/1/33	20,000	20,074
5.25% 4/1/35	2,200,000	2,502,390
5.25% 3/1/38	3,900,000	4,278,261
5.25% 11/1/40	700,000	791,952
5.5% 8/1/27	2,100,000	2,459,961
5.5% 8/1/29	2,800,000	3,240,636
5.5% 8/1/30	2,000,000	2,307,140
5.5% 3/1/40	1,000,000	1,132,320
5.6% 3/1/36	400,000	463,440
6% 3/1/33	4,250,000	5,197,325
6% 4/1/38	5,300,000	6,227,447
6% 11/1/39	11,700,000	13,984,183
6.5% 4/1/33	3,850,000	4,702,698
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	525,000	545,102
Series 2009 E, 5.625% 7/1/25	2,000,000	2,237,780
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,059,081
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	30,686
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,375,000	1,690,893
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,280,000	1,451,290
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,884,425
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,043,760
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	$ 2,400,000	$ 2,799,912
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,813,872
5% 11/1/21	1,760,000	1,986,195
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,049,750
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,099,170
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,971,966
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,717,921
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	4,054,855
(Various Cap. Proj.):
Series 2012 A, 5% 4/1/24	3,190,000	3,723,081
Series 2012 G, 5% 11/1/24	650,000	762,366
Series 2005 H, 5% 6/1/18	1,425,000	1,478,381
Series 2009 G1, 5.75% 10/1/30	600,000	692,496
Series 2009 I:
6.125% 11/1/29	400,000	476,616
6.375% 11/1/34	1,000,000	1,186,420
Series 2010 A, 5.75% 3/1/30	1,000,000	1,159,590
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,979,938
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,102,160
Series 2005 A, 5.25% 7/1/24	470,000	449,000
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,308,086
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. 5% 6/1/45 (FSA Insured)	105,000	106,990
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,145,440
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,587,550
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	300,000	313,275
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,664,549
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 2,000,000	$ 2,324,080
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,094,200
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,120,960
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,841,150
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,152,245
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	462,730
Series B, 0% 8/1/39	3,700,000	1,153,216
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	448,064
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,518,582
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,069,550
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,567,642
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,452,817
Series 2008 E:
0% 7/1/47 (a)	1,300,000	573,898
0% 7/1/49	4,600,000	837,522
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,284,822
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,900,000	394,801
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	883,970
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	90,000	93,890
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,880,167
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	300,000	301,965
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	879,280
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,330,000	$ 2,435,805
Series 2009 O:
5.25% 5/15/39	500,000	569,030
5.75% 5/15/30	5,985,000	7,071,517
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,151,380
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,147,370
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,165,714
Series A, 5% 7/1/15	1,025,000	1,061,008
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	783,405
Series 2012, 5% 8/1/26	2,000,000	2,299,120
		167,827,413
Colorado - 0.8%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,084,488
0% 7/15/22 (Escrowed to Maturity)	1,385,000	1,159,453
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,092,880
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,250,385
Series 2010 A, 0% 9/1/41	2,000,000	512,940
Series 2010 C, 5.25% 9/1/25	1,000,000	1,095,530
		7,195,676
Connecticut - 0.4%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	3,350,000	3,361,156
District Of Columbia - 1.8%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,113,909
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	529,395
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	7,062,912
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	$ 2,000,000	$ 1,078,600
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,193,341
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	2,042,000
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	2,000,373
		17,020,530
Florida - 6.5%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,096,740
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,121,610
Series 2012 A, 5% 7/1/24	4,400,000	5,078,744
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,675,005
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/17 (FSA Insured)	1,000,000	1,117,860
Series 2011 A1, 5% 6/1/20	1,000,000	1,163,480
Series 2012 A1, 5% 6/1/21	1,500,000	1,759,485
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	2,909,517
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	893,736
Series A, 5.5% 6/1/38	400,000	452,748
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	1,000,000	1,067,210
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	683,892
Series 2009 A, 6.25% 10/1/31	500,000	587,505
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	74,323
Series 2006 G:
5% 11/15/16	95,000	104,532
5.125% 11/15/18	965,000	1,065,022
Series 2008 B, 6% 11/15/37	2,000,000	2,280,280
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,031,514
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev.: - continued
(H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/19	$ 2,230,000	$ 2,404,765
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	925,218
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,328,660
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,168,910
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	672,642
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	1,050,000	1,145,067
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	1,500,000	1,654,455
5.5% 10/1/30	1,000,000	1,152,880
Series 2012 A:
5% 10/1/21 (c)	1,900,000	2,214,811
5% 10/1/22 (c)	1,000,000	1,164,140
5% 10/1/31 (c)	1,500,000	1,609,905
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	876,683
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,215,160
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	324,588
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,833,120
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,261,784
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,005,000	1,106,274
Series 2012 A, 5% 10/1/42	2,350,000	2,414,508
Series 2012 B, 5% 10/1/42	1,000,000	1,027,450
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	591,515
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
5% 8/1/22	2,000,000	2,380,780
5% 8/1/25	800,000	958,784
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 500,000	$ 519,415
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,545,292
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	465,559
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	391,031
		61,516,599
Georgia - 3.0%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,640,530
6.25% 11/1/39	3,500,000	4,172,805
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,213,508
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	1,400,000	1,408,106
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	952,908
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,559,304
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,502,760
6.125% 9/1/40	1,605,000	1,699,342
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,652,882
Series GG, 5% 1/1/23	800,000	955,440
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,078,512
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,848,925
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,759,120
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,986,669
		28,430,811
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,250,000	1,355,225
Municipal Bonds - continued
	Principal Amount	Value
Idaho - 0.4%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	$ 1,415,000	$ 1,655,479
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,381,404
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	453,872
		3,490,755
Illinois - 19.5%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,256,242
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	902,790
Series 2012 A, 5% 12/1/42	3,400,000	3,329,144
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	6,032,941
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,136,714
Series 2008 A, 5.25% 1/1/21	1,160,000	1,242,696
Series 2008 C, 5% 1/1/34	300,000	304,008
Series 2009 A, 5% 1/1/22	600,000	646,716
Series 2012 A:
5% 1/1/33	875,000	890,671
5% 1/1/34	455,000	461,729
Series 2012 C, 5% 1/1/23	200,000	218,598
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,000
5% 1/1/34	2,000,000	2,035,960
5% 1/1/35	1,650,000	1,668,447
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/28 (c)	4,200,000	4,560,696
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,057,570
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,405,000	1,478,060
Series 2011 C, 6.5% 1/1/41	2,335,000	2,777,996
Series 2013 D, 5% 1/1/27	2,200,000	2,482,854
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/37	1,300,000	1,398,579
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Park District Gen. Oblig.: - continued
Series 2013 A:
5.5% 1/1/33	$ 500,000	$ 567,945
5.75% 1/1/38	1,000,000	1,141,910
Series 2014 C, 5% 1/1/25	1,740,000	2,010,953
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	5,000,000	5,357,800
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,506,386
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	684,944
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	442,249
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,172,240
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,114,240
Series 2010 A, 5.25% 11/15/33	3,250,000	3,473,373
Series 2012 C:
5% 11/15/24	1,700,000	1,948,846
5% 11/15/25	3,200,000	3,596,000
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150,000	1,241,264
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,689,200
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,151,620
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,286,592
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,344,239
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,455,000	1,492,510
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,686,298
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	2,032,213
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,310,000	2,603,601
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,685,050
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/30	$ 1,100,000	$ 1,220,956
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	2,945,349
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,675,875
Series 2009 D, 6.625% 11/1/39	1,445,000	1,614,426
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,093,280
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	3,815,000	4,164,111
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	366,958
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,167,474
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,211,380
Series 2008 A:
5.625% 1/1/37	5,110,000	5,492,995
6.25% 2/1/33 (AMBAC Insured)	150,000	163,592
Series 2009 A, 7.25% 11/1/38	1,330,000	1,558,547
Series 2009:
6.875% 8/15/38	80,000	91,554
7% 8/15/44	2,850,000	3,263,792
Series 2010 A:
5.5% 8/15/24	540,000	592,996
5.75% 8/15/29	360,000	393,574
Series 2010, 5.25% 8/15/36	1,510,000	1,602,729
Series 2012 A:
5% 5/15/20	500,000	577,315
5% 5/15/23	300,000	327,618
Series 2012:
4% 9/1/32	1,315,000	1,174,124
5% 9/1/32	1,900,000	1,983,258
5% 9/1/38	2,300,000	2,356,695
5% 11/15/43	820,000	839,475
Series 2013:
5% 11/15/24	500,000	554,985
5% 11/15/27	100,000	109,340
5% 5/15/43	1,700,000	1,697,297
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,670
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2006:
5% 1/1/19	$ 1,000,000	$ 1,108,500
5.5% 1/1/31	1,000,000	1,104,040
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	548,760
5% 1/1/23 (FSA Insured)	1,300,000	1,409,226
Series 2012 A, 5% 1/1/33	800,000	816,832
Series 2012:
5% 8/1/19	465,000	518,052
5% 8/1/21	400,000	438,992
5% 3/1/23	1,000,000	1,070,820
5% 8/1/23	700,000	760,123
5% 3/1/36	1,000,000	1,015,710
Series 2013, 5% 1/1/22	2,175,000	2,351,023
Series 2014:
5% 2/1/22	1,000,000	1,091,180
5.25% 2/1/29	1,600,000	1,704,560
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,086,720
5.25% 5/15/32 (FSA Insured)	360,000	375,610
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	700,000	728,273
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,733,360
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	905,000	863,723
0% 12/1/17 (Escrowed to Maturity)	95,000	92,330
6.5% 1/1/20 (AMBAC Insured)	385,000	474,228
6.5% 1/1/20 (Escrowed to Maturity)	650,000	822,764
6.5% 1/1/20 (Escrowed to Maturity)	65,000	82,083
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	232,023
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	747,313
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,461,220
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	560,952
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,710,000	$ 3,292,662
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	736,600
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	2,807,987
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	368,474
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,210,202
0% 6/15/44 (FSA Insured)	4,700,000	1,017,691
0% 6/15/45 (FSA Insured)	2,600,000	533,260
0% 6/15/46 (FSA Insured)	1,115,000	215,228
0% 6/15/47 (FSA Insured)	2,040,000	371,566
Series 2012 B:
0% 12/15/41	2,400,000	589,128
0% 12/15/51	2,900,000	393,240
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	980,286
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,072,988
0% 6/15/16 (Escrowed to Maturity)	795,000	789,109
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,834,184
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,086,060
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,126,260
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,671,325
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,346,752
Series 2009 A, 5.75% 4/1/38	2,940,000	3,337,988
Series 2010 A:
5% 4/1/25	1,000,000	1,127,120
5.25% 4/1/30	1,000,000	1,123,390
Series 2013:
6% 10/1/42	900,000	1,000,332
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Rev.: - continued
Series 2013:
6.25% 10/1/38	$ 900,000	$ 1,022,121
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	460,000	459,034
0% 11/1/16 (Escrowed to Maturity)	275,000	272,247
0% 11/1/16 (FSA Insured)	825,000	802,659
0% 11/1/19 (Escrowed to Maturity)	790,000	734,321
0% 11/1/19 (FSA Insured)	5,085,000	4,492,191
		184,429,071
Indiana - 2.7%
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	400,000	419,216
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,537,643
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,086,540
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,174,580
Series 2012:
5% 3/1/30	675,000	727,387
5% 3/1/41	1,290,000	1,347,792
Indiana State Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2012 A, 5% 10/1/24	400,000	467,884
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	963,820
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (c)	1,000,000	1,062,650
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,082,070
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,571,349
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,163,691
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/28	660,000	762,755
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	$ 2,695,000	$ 3,116,121
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	772,471
		25,255,969
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,332,384
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,104,269
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	353,556
5.25% 11/15/16	955,000	1,007,391
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,058,710
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	900,000	887,724
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	300,000	338,130
5% 11/15/17 (Escrowed to Maturity)	500,000	570,770
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,200,868
		8,521,418
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,083,850
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.):
Series 2008 C, 6.125% 2/1/38	2,500,000	2,710,350
Series 2010 A, 5% 2/1/30	1,000,000	1,039,840
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	550,150
5.75% 10/1/38	1,355,000	1,507,749
		6,891,939
Louisiana - 1.3%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,730,000
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	$ 400,000	$ 454,832
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,727,712
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,082,640
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (c)	1,570,000	1,718,145
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,500
Series 2012, 5% 12/1/23	2,250,000	2,493,450
0% 9/1/15 (AMBAC Insured)	700,000	689,829
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,359,192
		12,309,300
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,204,291
Maine Tpk. Auth. Tpk. Rev. Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,408,693
		2,612,984
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	552,580
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	1,042,017
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,115,120
Series 2010, 5.125% 7/1/39	900,000	949,176
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	490,000	510,232
6% 1/1/38	2,800,000	3,034,948
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,027,130
Series 2010, 5.625% 7/1/30	500,000	516,815
		8,748,018
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	$ 1,400,000	$ 1,616,860
Series 2011 I, 6.75% 1/1/36	1,000,000	1,170,000
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	2,200,000	2,468,422
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,060,680
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	660,432
		6,976,394
Michigan - 2.5%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	500,000	528,735
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,745,092
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,691,432
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,840,446
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,084,190
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,680,447
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	563,140
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,244,265
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	1,150,000	1,083,990
5% 6/1/21	350,000	392,882
5% 6/1/27	500,000	527,770
5% 6/1/39	1,100,000	1,108,426
Series 2012, 5% 11/15/42	2,175,000	2,263,044
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	1,000,000	1,108,040
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,861,925
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	$ 600,000	$ 774,264
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,030,870
		23,528,958
Minnesota - 1.0%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,671,208
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,149,440
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,232,363
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,122,429
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,432,648
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39	1,600,000	1,757,136
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,075,700
		9,440,924
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	851,411
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.652% 12/1/17 (b)	1,100,000	1,067,209
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,442,714
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	1,225,000	1,359,052
		3,868,975
Nevada - 0.5%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,160,250
5.625% 7/1/32	3,000,000	3,472,620
		4,632,870
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	$ 1,830,000	$ 1,948,035
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	1,100,000	1,124,057
Series 2012:
4% 7/1/32	400,000	376,516
5% 7/1/27	500,000	539,915
		3,988,523
New Jersey - 2.7%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,104,370
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,108,440
Series 2012, 5% 6/15/21	800,000	913,432
Series 2013 NN, 5% 3/1/27	11,810,000	13,038,240
Series 2013:
5% 3/1/23	2,200,000	2,493,018
5% 3/1/24	3,000,000	3,389,970
5% 3/1/25	300,000	336,375
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	25,000	28,963
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,844,432
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	464,500
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,014,480
		25,736,220
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,304,720
New York - 8.4%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	3,077,082
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	185,771
New York City Gen. Oblig.:
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,713,990
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,267,480
Series 2009 I1, 5.625% 4/1/29	600,000	697,662
Series 2012 A1, 5% 8/1/24	1,300,000	1,509,924
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 E, 5% 8/1/24	$ 5,000,000	$ 5,841,450
Series 2012 G1, 5% 4/1/25	2,500,000	2,908,350
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	674,712
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/37	400,000	413,188
5% 6/15/38	1,300,000	1,342,861
5% 6/15/39	500,000	515,960
Series 2009 A, 5.75% 6/15/40	2,300,000	2,625,335
Series 2009 CC, 5% 6/15/34	2,100,000	2,310,735
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,405,030
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,669,760
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,140,670
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,787,450
5.25% 1/15/39	1,000,000	1,097,750
Series 2009 S4:
5.5% 1/15/39	850,000	956,998
5.75% 1/15/39	1,600,000	1,818,144
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,618,784
Series 2008 B, 5.75% 3/15/36	3,400,000	3,939,376
Series 2009 A, 5% 2/15/34	1,100,000	1,228,018
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	100,000	108,155
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,656,850
Series 2009 B, 5% 11/15/34	1,200,000	1,324,920
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,251,709
Series 2008 A, 5.25% 11/15/36	3,700,000	4,047,504
Series 2008 C, 6.5% 11/15/28	1,000,000	1,187,190
Series 2010 D, 5.25% 11/15/40	1,400,000	1,534,456
Series 2012 D, 5% 11/15/25	4,600,000	5,368,798
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	$ 1,500,000	$ 1,514,955
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,694,295
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,217,150
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,209,465
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	1,900,000	2,053,444
5% 6/1/21	800,000	862,168
		79,777,539
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (c)	1,000,000	1,158,380
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	851,648
5% 11/1/30 (FSA Insured)	1,275,000	1,339,400
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,200,000	2,433,860
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,731,424
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,119,170
Series 2010 B, 5% 1/1/20	1,300,000	1,513,343
		10,147,225
North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	794,895
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,403,362
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,265,261
		4,463,518
Ohio - 1.1%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	847,448
5% 6/1/17	925,000	1,005,808
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	$ 1,000,000	$ 1,068,710
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,420,980
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	1,930,660
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	444,664
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	745,472
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,500,000	1,616,370
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,528,198
		10,608,310
Oklahoma - 1.0%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,777,953
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,270,254
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,859,969
Series 2012, 5% 2/15/21	400,000	467,492
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,647,045
		9,022,713
Oregon - 0.1%
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,196,170
Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,224,586
Annville-Cleona School District 5.5% 3/1/22	360,000	368,716
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	1,400,000	1,426,432
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	589,370
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	$ 400,000	$ 464,684
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	931,464
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	671,106
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,032,106
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,615,304
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,495
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,266
Ninth Series, 5.25% 8/1/40	800,000	896,600
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	600,000	678,702
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	207,268
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,084,100
		16,842,199
South Carolina - 2.4%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,107,840
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,117,332
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,551,214
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,035,970
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,493,400
Series 2012 B, 5% 12/1/20	2,500,000	2,951,400
Series 2013 E, 5.5% 12/1/53	5,400,000	5,949,720
Series 2014 A, 5.5% 12/1/54	2,000,000	2,209,060
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,100,500
		22,516,436
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/15	$ 1,500,000	$ 1,576,905
5% 12/15/16	1,500,000	1,615,860
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,095,220
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,903,318
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (c)	1,600,000	1,843,936
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	300,000	312,540
		8,347,779
Texas - 8.9%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,162,320
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,401,150
Comal Independent School District Series 2008A, 5.25% 2/1/23	2,240,000	2,536,733
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,836,864
5.25% 7/15/18 (FSA Insured)	1,000,000	1,123,630
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (c)	2,500,000	2,524,800
Series 2009 A, 5% 11/1/24	1,000,000	1,094,410
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	300,000	358,758
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,399,536
Grand Parkway Trans. Corp. Series 2013 B, 5.5% 4/1/53	1,000,000	1,082,100
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,760,720
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	760,420
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (c)	1,250,000	1,409,000
Series 2012 A, 5% 7/1/23 (c)	600,000	690,258
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Humble Independent School District Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 1,841,706
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	766,150
Lewisville Independent School District 0% 8/15/19	2,340,000	2,159,820
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,156,507
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	205,000	211,480
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	25,000	26,078
Mansfield Independent School District 5.5% 2/15/17	25,000	25,096
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (b)	1,000,000	1,068,450
Series 2008 A, 6% 1/1/24	2,000,000	2,271,960
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,286,439
Series 2009 A, 6.25% 1/1/39	1,800,000	2,075,004
Series 2011 A:
5.5% 9/1/41	2,300,000	2,605,923
6% 9/1/41	1,200,000	1,425,312
Series 2011 D, 5% 9/1/28	2,300,000	2,622,552
Prosper Independent School District Series 2007, 5.375% 8/15/37	2,000,000	2,189,320
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (c)	2,505,000	2,771,056
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,120,710
Series 2012, 5.25% 2/1/25	800,000	1,000,200
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,416,759
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,261,458
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,355,067
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	500,000	487,405
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29	560,000	615,602
5% 4/1/25	725,000	819,344
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	86,208
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 1,781,100
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,432,056
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,100,000	2,462,019
Series 2013, 6.75% 6/30/43 (c)	2,400,000	2,849,664
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	600,000	601,860
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	1,500,000	1,662,675
5% 4/1/25	600,000	664,734
5% 4/1/26	810,000	896,945
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,800,784
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	1,000,000	1,082,910
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,869,331
5.5% 2/15/37	2,100,000	2,306,976
		84,217,359
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	972,621
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,334,736
		2,307,357
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,783,430
Virginia - 0.1%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,359,475
Washington - 2.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	964,630
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 1,950,000	$ 1,971,918
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,184,720
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	4,093,200
Series 2009, 5.25% 1/1/42	1,000,000	1,089,160
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (c)	560,000	638,770
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,012,640
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,717,200
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,120,620
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,158,439
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,387,660
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,166,450
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,510,053
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,574,272
		25,589,732
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,085,330
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	536,635
5.75% 7/1/30	500,000	553,630
Series 2013 B, 5% 7/1/36	925,000	977,364
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,030,810
Series 2012, 5% 6/1/39	190,000	201,202
		3,299,641
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 1,700,000	$ 1,879,554
TOTAL MUNICIPAL BONDS (Cost $864,219,322)		931,621,942
Municipal Notes - 0.2%

Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,621,220)	1,500,000	1,665,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $865,840,542)		933,286,942
NET OTHER ASSETS (LIABILITIES) - 1.4%		13,492,474
NET ASSETS - 100%		$ 946,779,416
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $865,426,595. Net unrealized appreciation aggregated $67,860,347, of which $71,463,371 related to appreciated investment securities and $3,603,024 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2014